Provisions - Summary of changes in provisions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [table]
Opening Balance	€ 691	€ 688
Additions	715	277
Interest	(2)	(1)
Releases	(186)	(88)
Utilised	(215)	(180)
Exhange rate differences	(4)	(9)
Other changes	(5)	4
Closing balance	995	691
Reorganisation provisions [member]
Disclosure of other provisions [table]
Opening Balance	381	385
Additions	310	165
Releases	(96)	(16)
Utilised	(172)	(152)
Exhange rate differences	0	(1)
Other changes	(3)	0
Closing balance	421	381
Litigation [member]
Disclosure of other provisions [table]
Opening Balance	105	102
Additions	50	46
Releases	(11)	(25)
Utilised	(18)	(16)
Exhange rate differences	(3)	(3)
Other changes	9	0
Closing balance	132	105
Other [member]
Disclosure of other provisions [table]
Opening Balance	205	201
Additions	354	66
Interest	(2)	(1)
Releases	(79)	(47)
Utilised	(25)	(13)
Exhange rate differences	(2)	(5)
Other changes	(11)	4
Closing balance	€ 441	€ 205